Summary of Significant Accounting Policies and Other Items - Property and Equipment - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Net	$ 109,492		$ 94,654	$ 74,870
Depreciation	$ 6,621	$ 5,313	23,271	21,241	$ 20,580
Property, Plant and Equipment
Property and equipment
Property and equipment, gross			162,021	133,305
Less: Accumulated depreciation and amortization			72,917	62,381
Net			89,104	70,924
Land
Property and equipment
Property and equipment, gross			2,241	2,241
Buildings and improvements
Property and equipment
Property and equipment, gross			$ 11,657	11,169
Buildings and improvements | Minimum
Property and Equipment
Estimated useful life (in years)			5 years
Buildings and improvements | Maximum
Property and Equipment
Estimated useful life (in years)			39 years
Machinery and equipment
Property and Equipment
Estimated useful life (in years)			7 years
Property and equipment
Property and equipment, gross			$ 43,528	38,429
Vehicles under capital lease
Property and Equipment
Estimated useful life (in years)			3 years
Property and equipment
Property and equipment, gross			$ 15,557	2,616
Rental equipment
Property and equipment
Property and equipment, gross			$ 85,292	75,437
Rental equipment | Minimum
Property and Equipment
Estimated useful life (in years)			2 years
Rental equipment | Maximum
Property and Equipment
Estimated useful life (in years)			5 years
Furniture and fixtures
Property and Equipment
Estimated useful life (in years)			5 years
Property and equipment
Property and equipment, gross			$ 1,110	984
Computers and software
Property and equipment
Property and equipment, gross			$ 2,636	2,429
Computers and software | Minimum
Property and Equipment
Estimated useful life (in years)			3 years
Computers and software | Maximum
Property and Equipment
Estimated useful life (in years)			5 years
Construction in progress
Property and equipment
Net			$ 5,550	$ 3,946